Ordinary Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Ordinary Shares [Abstarct]
ORDINARY SHARES

NOTE 8 — ORDINARY SHARES

We have two authorized classes of ordinary share capital: Class A and Class B ordinary shares (collectively, referred to as Ordinary Shares). The par value of our Ordinary Shares is $0.00001 per share. With the exception for voting and conversion rights, the Class A and Class B ordinary shares are identical. As of June 30, 2025 and December 31, 2024, we had authorized Class A ordinary shares of 4,000,000,000 and authorized Class B ordinary shares of 1,000,000,000. As of June 30, 2025, we had 401,599,619 and 401,072,472 Class A ordinary shares issued and outstanding, respectively. As of December 31, 2024, we had 143,531,581 and 139,307,224 Class A ordinary shares issued and outstanding, respectively. We had 82,988,016 Class B ordinary shares issued and outstanding as of June 30, 2025 and had no Class B ordinary shares issued or outstanding as of December 31, 2024.

Recent Issuances

On April 10, 2025, the Company issued 42,685,593 Class A ordinary shares (the “Incentive Shares”) to certain preferred shareholders for no cash proceeds. The aggregate fair value of the Incentive Shares was $513,080,828. The Company determined that the issuance of the Incentive Shares to certain preferred shareholders represents a dividend, which was recorded as an increase in the net loss attributable to the Company in determining the net loss attributable to ordinary shareholders for purposes of calculating earnings per share for the three and six months ended June 30, 2025. Furthermore, since the Company has an accumulated deficit, the dividend was recorded as a reduction to additional paid-in capital, offset by the increase to additional paid-in capital of the fair value of the Incentive Shares issued.

In addition, on April 10, 2025, the Company made the following issuances of and changes in Class A Ordinary Shares:

i.	269,381,830 Class A ordinary shares in connection with the conversion of the Company’s outstanding Preferred Shares.

ii.	82,988,016 Class A ordinary shares held by holdings vehicles controlled by our founder were redesignated as Class B ordinary shares.

iii.	5,852,239 Class A ordinary shares to various SKGR shareholders.

On April 29, 2025, we issued in total 100,000 Class A ordinary shares to several professional service firms as payment for services rendered. The total fair value of the shares issued was $1,442,999.

On May 13, 2025, we issued 1,777,844 Class A ordinary shares in connection with the cashless exercise of the Private Warrants we assumed as part of the business combination transaction. See Note 9 — Warrants for the terms of the Private Warrants.

On various dates in May and June, the Company issued in total 804,604 Class A ordinary shares in exchange for aggregate proceeds of $9,252,946 in connection with the exercise of Public Warrants we assumed as part of the business combination transaction. See Note 9 — Warrants for the terms of the Public Warrants.

On various dates in May and June, the Company issued in total 20,453,945 Class A ordinary shares in exchange for aggregate proceeds of $204,539,450 in connection with the exercise of Incentive Warrants. As of June 30, 2025, $36,268,820 of proceeds were held by our transfer agent and remitted to us on July 3, 2025. See Note 9 — Warrants for the terms of the Incentive Warrants.

Deferred Equity Offering Costs

The business combination transaction with SKGR was determined to be representative of a recapitalization transaction and outside the scope ASC 805. Prior to the closing of the business combination transaction, we had capitalized deferred equity offering costs of $11,406,759, which represent direct costs associated with the Company’s SEC registration statement, prospectus, issuance of its ordinary shares and Incentive Warrants, and the assumption of SKGR’s Private and Public Warrants in anticipation of receiving net proceeds in excess of the equity offering costs incurred. However, upon the closing of business combination, higher-than-expected SKGR shareholder redemptions occurred which resulted in the Company receiving net proceeds of $430,066, which consisted of $366,702 from SKGR’s trust account and $63,364 in operating cash that remained after settlement of SKGR’s working capital obligations. The net proceeds received were insufficient to absorb the entire balance of deferred equity offering costs. Therefore, the Company offset the additional paid-in capital amount that resulted from recording the net proceeds received from the Company’s issuance of equity to SKGR shareholders with an equal amount of deferred equity offering costs and expensed the remainder of $10,976,693 within other expense, net in the Company’s condensed consolidated statements of operations and comprehensive loss.

Our Ordinary Shares have the following rights:

Voting Rights

Our Class A ordinary shares are entitled to one vote, and our Class B ordinary shares are entitled to 20 votes. Class A and Class B vote together as one class on all matters requiring a shareholder vote.

Conversion Rights

Our Class A ordinary shares are not convertible into Class B ordinary shares. Our Class B ordinary shares are convertible, at the option of the holder, at any time into one Class A ordinary share. Furthermore, each Class B ordinary share shall automatically convert into one Class A ordinary share upon (i) a transfer by a Class B ordinary shareholder to any person or entity which is not an affiliate of such shareholder or (ii) a change of beneficial ownership of any Class B ordinary share as a result of which any person or entity which is not an affiliate of the registered holder of such Class B ordinary share becomes a beneficial owner of such Class B ordinary share.

Dividend Rights

Subject to the rights of our Preferred Shares, the holders of our Ordinary Shares will be entitled to receive ratable dividends, if any, as may be declared from time to time by our board of directors out of funds legally available for the payment of dividends. As of June 30, 2025, we have not declared or paid a dividend.

Right to Receive Liquidation Distributions

If we liquidate, dissolve or wind up, after all liabilities and, if applicable, the holders of our Preferred Shares have been paid in full according to their respective liquidation preference, the holders of our Ordinary Shares will be entitled to share ratably in all remaining assets.

No Preemptive or Similar Rights

The rights, preferences and privileges of the holders of our Ordinary Shares are subject to, and may be adversely affected by, the rights of the holders of our Preferred Shares. Our Ordinary Shares have no preemptive rights or similar rights with respect to a conversion of Preferred Shares, which may result in significant dilution.

Treasury Shares

As of June 30, 2025 and December 31, 2024, Webull Partners Limited, our share-award platform entity for certain employees, has been issued a total of 11,466,312 Class A ordinary shares. Of such shares, 10,939,165 and 7,241,956 are accounted for as outstanding as they relate to certain exercises of employee options and vested RSAs as of June 30, 2025 and December 31, 2024, respectively. The remaining balance of 527,147 and 4,224,356 as of June 30, 2025 and December 31, 2024, respectively, is reserved for future vesting of RSAs and option exercises. We have treated the reserved share amount as issued but not outstanding and presented them as treasury shares in our condensed consolidated statement of financial position and condensed consolidated statements of changes in shareholders’ equity (deficit). The treasury shares have no cost basis.

NOTE 16 — ORDINARY SHARES

We have two authorized classes of ordinary share capital: Class A and Class B ordinary shares (collectively, referred to as Ordinary Shares). As of December 31, 2024 and 2023, we had authorized Class A ordinary shares of 4,000,000,000. We had 143,531,581 and 139,307,224 Class A ordinary shares issued and outstanding, respectively, as of December 31, 2024; and we had 143,531,581 and 137,077,382 Class A ordinary shares issued and outstanding, respectively, as of December 31, 2023. As of December 31, 2024 and 2023, we had authorized Class B ordinary shares of 1,000,000,000 and had no Class B ordinary shares issued or outstanding.

The par value of our Ordinary Shares is $0.0001 per share. Our Class B ordinary shares are reserved for our founders as the Class A ordinary shares held by our founders are automatically convertible into an equal number of Class B ordinary shares immediately upon the completion of a public offering or an alternative listing, including through merger with an existing listed company or a special-purpose acquisition company. With the exception for voting and conversion rights, the Class A and Class B ordinary shares are identical.

Voting Rights

Our Class A ordinary shares are entitled to one vote, and our Class B ordinary shares are entitled to 20 votes. Class A and Class B vote together as one class on all matters requiring a shareholder vote.

Conversion Rights

As mentioned above, our Class A ordinary shares held by our founders are convertible into Class B upon a public offering or alternative listing. Class B ordinary shares may be converted to an equal number of Class A ordinary shares. No other Class A ordinary shares may be converted into Class B ordinary shares. As of December 31, 2024 and 2023, our founders own 112,744,651 of Class A ordinary shares that may convert into an equal amount of Class B ordinary shares in the future.

Dividend Rights

Subject to the rights of our Preferred Shares, the holders of our Ordinary Shares will be entitled to receive ratable dividends, if any, as may be declared from time to time by our board of directors out of funds legally available for the payment of dividends. As of December 31, 2024, we have not declared or paid a dividend.

Right to Receive Liquidation Distributions

If we liquidate, dissolve or wind up, after all liabilities and, if applicable, the holders of our Preferred Shares have been paid in full according to their respective liquidation preference, the holders of our Ordinary Shares will be entitled to share ratably in all remaining assets.

No Preemptive or Similar Rights

The rights, preferences and privileges of the holders of our Ordinary Shares are subject to, and may be adversely affected by, the rights of the holders of our Preferred Shares. Our Ordinary Shares have no preemptive rights or similar rights with respect to a conversion of Preferred Shares, which may result in significant dilution.

Treasury Shares

As of December 31, 2024 and 2023, Webull Partners Limited, our share-award platform entity for certain employees, has been issued a total of 11,466,312 Class A ordinary shares. Of such shares, 7,241,955 and 5,012,112 are accounted for as issued and outstanding as they relate to certain exercises of employee options and vested RSAs as of December 31, 2024 and 2023, respectively. The remaining balance of 4,224,356 as of December 31, 2024 is reserved for future vesting of RSAs and option exercises. We have treated the reserved share amount as issued but not outstanding and presented them as treasury shares in our consolidated statement of financial position and consolidated statement of changes in shareholders’ deficit. The treasury shares have no cost basis.